PORTFOLIO OF INVESTMENTS

1ST QUARTER

USAA S&P 500 INDEX FUND

MARCH 31, 2019

(Form N-Q)

48479-0519	©2019, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS	1
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	COMMON STOCKS (97.7%)
	Basic Materials (2.0%)
	Chemicals (1.7%)
67,627	Air Products & Chemicals, Inc.	$12,914
32,495	Albemarle Corp.	2,664
39,441	Celanese Corp.	3,889
68,635	CF Industries Holdings, Inc.	2,806
694,362	DowDuPont, Inc.	37,016
43,058	Eastman Chemical Co.	3,267
41,462	FMC Corp.	3,185
31,273	International Flavors & Fragrances, Inc.	4,028
169,699	Linde plc	29,855
93,723	LyondellBasell Industries N.V. “A”	7,880
109,554	Mosaic Co.	2,992
72,639	PPG Industries, Inc.	8,199
25,125	Sherwin-Williams Co.	10,822

		129,517

	Forest Products & Paper (0.1%)
123,223	International Paper Co.	5,702

	Iron/Steel (0.1%)
94,058	Nucor Corp.	5,488

	Mining (0.1%)
446,268	Freeport-McMoRan, Inc.	5,752
164,034	Newmont Mining Corp.	5,868

		11,620

	Total Basic Materials	152,327

	Communications (14.6%)
	Advertising (0.1%)
118,558	Interpublic Group of Companies, Inc.	2,491
68,766	Omnicom Group, Inc.	5,019

		7,510

	Internet (9.1%)
92,191	Alphabet, Inc. “A”(a)	108,499
94,660	Alphabet, Inc. “C”(a)	111,065
127,068	Amazon.com, Inc.(a)	226,276
13,863	Booking Holdings, Inc.(a)	24,190
264,865	eBay, Inc.	9,837
36,013	Expedia Group, Inc.	4,285
18,301	F5 Networks, Inc.(a)	2,872
734,650	Facebook, Inc. “A”(a)	122,459
134,457	Netflix, Inc.(a)	47,942
196,853	Symantec Corp.	4,526
31,473	TripAdvisor, Inc.(a)	1,619
224,348	Twitter, Inc.(a)	7,377
32,429	VeriSign, Inc.(a)	5,888

		676,835

	Media (2.1%)
107,083	CBS Corp. “B”	5,090
53,439	Charter Communications, Inc. “A”(a)	18,538
1,390,921	Comcast Corp. “A”	55,609
48,375	Discovery, Inc. “A”(a)	1,307
111,021	Discovery, Inc. “C”(a)	2,822
70,740	DISH Network Corp.“A”(a)	2,242
50,004	Fox Corp. “A”(a)	1,794
108,651	Fox Corp. “B”(a)	3,989
118,610	News Corp. “A”	1,475
37,836	News Corp. “B”	473
108,926	Viacom, Inc. “B”	3,058
537,795	Walt Disney Co.	59,711

		156,108

PORTFOLIO OF INVESTMENTS (continued)	2
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Telecommunications (3.3%)
16,093	Arista Networks, Inc.(a)	$5,061
2,243,300	AT&T, Inc.(b)	70,350
293,635	CenturyLink, Inc.	3,521
1,355,646	Cisco Systems, Inc.	73,191
242,303	Corning, Inc.	8,020
107,141	Juniper Networks, Inc.	2,836
50,465	Motorola Solutions, Inc.	7,086
1,272,453	Verizon Communications, Inc.(b)	75,240

		245,305

	Total Communications	1,085,758

	Consumer, Cyclical (8.2%)
	Airlines (0.4%)
38,056	Alaska Air Group, Inc.	2,136
123,069	American Airlines Group, Inc.	3,908
190,244	Delta Air Lines, Inc.	9,826
153,173	Southwest Airlines Co.	7,951
68,988	United Continental Holdings, Inc.(a)	5,504

		29,325

	Apparel (0.7%)
46,987	Capri Holdings Ltd.(a)	2,150
111,546	Hanesbrands, Inc.	1,994
387,623	NIKE, Inc. “B”	32,642
23,303	PVH Corp.	2,842
16,234	Ralph Lauren Corp.	2,105
58,072	Under Armour, Inc. “A”(a)	1,228
59,560	Under Armour, Inc. “C”(a)	1,124
99,880	V.F. Corp.	8,680

		52,765

	Auto Manufacturers (0.4%)
1,203,497	Ford Motor Co.	10,567
403,708	General Motors Co.	14,977
106,722	PACCAR, Inc.	7,272

		32,816

	Auto Parts & Equipment (0.1%)
80,079	Aptiv plc	6,365
64,061	BorgWarner, Inc.	2,461

		8,826

	Distribution/Wholesale (0.2%)
61,852	Copart, Inc.(a)	3,748
88,138	Fastenal Co.	5,668
96,937	LKQ Corp.(a)	2,751
13,890	W.W. Grainger, Inc.	4,180

		16,347

	Home Builders (0.2%)
104,459	D.R. Horton, Inc.	4,322
88,076	Lennar Corp. “A”	4,324
78,537	PulteGroup, Inc.	2,196

		10,842

	Home Furnishings (0.1%)
40,389	Leggett & Platt, Inc.	1,705
19,598	Whirlpool Corp.	2,605

		4,310

	Housewares (0.0%)
119,803	Newell Brands, Inc.	1,838

PORTFOLIO OF INVESTMENTS (continued)	3
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Leisure Time (0.2%)
123,325	Carnival Corp.	$6,255
48,940	Harley-Davidson, Inc.	1,745
67,042	Norwegian Cruise Line Holdings Ltd.(a)	3,685
52,833	Royal Caribbean Cruises Ltd.	6,056

		17,741

	Lodging (0.4%)
90,194	Hilton Worldwide Holdings, Inc.	7,496
86,828	Marriott International, Inc. “A”	10,862
157,102	MGM Resorts International	4,031
29,795	Wynn Resorts Ltd.	3,555

		25,944

	Retail (5.4%)
22,070	Advance Auto Parts, Inc.	3,764
7,686	AutoZone, Inc.(a)	7,871
72,103	Best Buy Co., Inc.	5,124
52,375	CarMax, Inc.(a)	3,656
7,482	Chipotle Mexican Grill, Inc.(a)	5,314
135,652	Costco Wholesale Corp.	32,847
38,070	Darden Restaurants, Inc.	4,624
80,954	Dollar General Corp.	9,658
73,282	Dollar Tree, Inc.(a)	7,698
34,762	Foot Locker, Inc.	2,107
65,551	Gap, Inc.	1,716
44,875	Genuine Parts Co.	5,027
347,852	Home Depot, Inc.	66,749
50,715	Kohl’s Corp.	3,488
70,511	L Brands, Inc.	1,945
246,677	Lowe’s Companies, Inc.	27,004
94,858	Macy’s, Inc.	2,279
235,689	McDonald’s Corp.	44,757
33,013	Nordstrom, Inc.	1,465
24,136	O’Reilly Automotive, Inc.(a)	9,372
114,143	Ross Stores, Inc.	10,627
382,991	Starbucks Corp.	28,472
89,273	Tapestry, Inc.	2,900
160,700	Target Corp.	12,898
33,462	Tiffany & Co.	3,532
381,118	TJX Companies, Inc.	20,279
37,344	Tractor Supply Co.	3,651
17,353	Ulta Beauty, Inc.(a)	6,051
246,960	Walgreens Boots Alliance, Inc.	15,625
438,397	Walmart, Inc.(b)	42,757
94,377	Yum! Brands, Inc.	9,420

		402,677

	Textiles (0.0%)
18,932	Mohawk Industries, Inc.(a)	2,388

	Toys/Games/Hobbies (0.1%)
35,683	Hasbro, Inc.	3,034
106,348	Mattel, Inc.(a)	1,382

		4,416

	Total Consumer, Cyclical	610,235

	Consumer, Non-Cyclical (21.9%)
	Agriculture (1.1%)
577,237	Altria Group, Inc.	33,151
172,454	Archer-Daniels-Midland Co.	7,438
478,724	Philip Morris International, Inc.	42,314

		82,903

PORTFOLIO OF INVESTMENTS (continued)	4
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Beverages (1.8%)
51,303	Brown-Forman Corp. “B”	$2,708
1,184,941	Coca-Cola Co.	55,526
51,288	Constellation Brands, Inc. “A”	8,992
57,790	Molson Coors Brewing Co. “B”	3,447
120,431	Monster Beverage Corp.(a)	6,573
432,581	PepsiCo, Inc.	53,013

		130,259

	Biotechnology (2.0%)
68,821	Alexion Pharmaceuticals, Inc.(a)	9,303
191,637	Amgen, Inc.	36,407
60,579	Biogen, Inc.(a)	14,320
216,298	Celgene Corp.(a)	20,405
392,804	Gilead Sciences, Inc.(b)	25,536
45,272	Illumina, Inc.(a)	14,066
54,713	Incyte Corp.(a)	4,706
24,137	Regeneron Pharmaceuticals, Inc.(a)	9,911
78,734	Vertex Pharmaceuticals, Inc.(a)	14,483

		149,137

	Commercial Services (2.1%)
134,157	Automatic Data Processing, Inc.	21,430
26,085	Cintas Corp.	5,272
78,002	Ecolab, Inc.	13,770
37,170	Equifax, Inc.	4,405
26,440	FleetCor Technologies, Inc.(a)	6,520
27,628	Gartner, Inc.(a)	4,191
48,596	Global Payments, Inc.	6,634
63,034	H&R Block, Inc.	1,509
111,929	IHS Markit Ltd.(a)	6,087
51,178	Moody’s Corp.	9,268
109,457	Nielsen Holdings plc	2,591
361,302	PayPal Holdings, Inc.(a)	37,518
43,614	Quanta Services, Inc.	1,646
36,676	Robert Half International, Inc.	2,390
45,425	Rollins, Inc.	1,890
76,562	S&P Global, Inc.	16,120
50,125	Total System Services, Inc.	4,762
24,514	United Rentals, Inc.(a)	2,801
50,393	Verisk Analytics, Inc.	6,702

		155,506

	Cosmetics/Personal Care (1.5%)
265,410	Colgate-Palmolive Co.	18,191
137,974	Coty, Inc. “A”(c)	1,587
67,152	Estee Lauder Companies, Inc. “A”	11,117
770,398	Procter & Gamble Co.(b)	80,160

		111,055

	Food (1.2%)
59,530	Campbell Soup Co.	2,270
149,523	Conagra Brands, Inc.	4,148
183,743	General Mills, Inc.	9,509
42,756	Hershey Co.	4,910
84,161	Hormel Foods Corp.	3,767
35,022	J.M. Smucker Co.	4,080
77,281	Kellogg Co.	4,434
191,482	Kraft Heinz Co.	6,252
245,662	Kroger Co.	6,043
45,098	Lamb Weston Holdings, Inc.	3,380
37,746	McCormick & Co., Inc.	5,686
444,917	Mondelez International, Inc. “A”	22,210
145,468	Sysco Corp.	9,711
90,913	Tyson Foods, Inc. “A”	6,312

		92,712

PORTFOLIO OF INVESTMENTS (continued)	5
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Healthcare-Products (3.9%)
540,888	Abbott Laboratories	$43,239
13,886	ABIOMED, Inc.(a)	3,966
22,416	Align Technology, Inc.(a)	6,373
146,792	Baxter International, Inc.	11,936
82,862	Becton, Dickinson & Co.	20,693
426,830	Boston Scientific Corp.(a)	16,382
15,195	Cooper Companies, Inc.	4,500
193,492	Danaher Corp.	25,545
68,533	Dentsply Sirona, Inc.	3,399
63,930	Edwards Lifesciences Corp.(a)	12,232
46,731	Henry Schein, Inc.(a)	2,809
82,381	Hologic, Inc.(a)	3,987
26,473	IDEXX Laboratories, Inc.(a)	5,919
35,259	Intuitive Surgical, Inc.(a)	20,118
413,018	Medtronic plc	37,618
44,133	ResMed, Inc.	4,588
95,257	Stryker Corp.	18,815
14,172	Teleflex, Inc.	4,282
123,980	Thermo Fisher Scientific, Inc.	33,936
28,030	Varian Medical Systems, Inc.(a)	3,972
62,958	Zimmer Biomet Holdings, Inc.	8,040

		292,349

	Healthcare-Services (2.0%)
79,164	Anthem, Inc.	22,719
127,239	Centene Corp.(a)	6,756
38,791	DaVita, Inc.(a)	2,106
82,207	HCA Healthcare, Inc.	10,718
41,748	Humana, Inc.	11,105
48,734	Iqvia Holdings, Inc. (a)	7,010
30,362	Laboratory Corp. of America Holdings(a)	4,645
41,341	Quest Diagnostics, Inc.	3,717
295,498	UnitedHealth Group, Inc.	73,065
25,721	Universal Health Services, Inc. “B”	3,441
15,394	WellCare Health Plans, Inc.(a)	4,153

		149,435

	Household Products/Wares (0.4%)
25,848	Avery Dennison Corp.	2,921
75,738	Church & Dwight Co., Inc.	5,395
39,476	Clorox Co.	6,334
106,079	Kimberly-Clark Corp.	13,143

		27,793

	Pharmaceuticals (5.9%)
454,266	AbbVie, Inc.	36,609
96,284	Allergan plc	14,097
48,206	AmerisourceBergen Corp.	3,833
502,786	Bristol-Myers Squibb Co.	23,988
91,777	Cardinal Health, Inc.	4,419
117,040	Cigna Corp.	18,822
399,446	CVS Health Corp.	21,542
265,968	Eli Lilly & Co.	34,512
820,134	Johnson & Johnson	114,647
59,074	McKesson Corp.	6,915
794,897	Merck & Co., Inc.	66,112
158,792	Mylan N.V.(a)	4,500
53,617	Nektar Therapeutics(a)	1,802
38,495	Perrigo Co. plc	1,854
1,709,699	Pfizer, Inc.(b)	72,611
147,439	Zoetis, Inc.	14,843

		441,106

	Total Consumer, Non-Cyclical	1,632,255

PORTFOLIO OF INVESTMENTS (continued)	6
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Energy (5.3%)
	Oil & Gas (4.4%)
153,865	Anadarko Petroleum Corp.	$6,998
115,527	Apache Corp.	4,004
130,383	Cabot Oil & Gas Corp.	3,403
585,154	Chevron Corp.	72,079
31,254	Cimarex Energy Co.	2,185
61,779	Concho Resources, Inc.	6,855
349,369	ConocoPhillips	23,317
135,002	Devon Energy Corp.	4,261
47,589	Diamondback Energy, Inc.	4,832
178,645	EOG Resources, Inc.	17,003
1,304,842	Exxon Mobil Corp.	105,431
33,697	Helmerich & Payne, Inc.	1,872
78,405	Hess Corp.	4,722
48,211	HollyFrontier Corp.	2,375
252,122	Marathon Oil Corp.	4,213
207,456	Marathon Petroleum Corp.	12,416
148,948	Noble Energy, Inc.	3,684
230,739	Occidental Petroleum Corp.	15,275
129,205	Phillips 66	12,297
51,857	Pioneer Natural Resources Co.	7,897
128,614	Valero Energy Corp.	10,910

		326,029

	Oil & Gas Services (0.5%)
158,111	Baker Hughes, a GE Co.	4,383
268,829	Halliburton Co.	7,877
118,092	National Oilwell Varco, Inc.	3,146
426,845	Schlumberger Ltd.	18,598
130,847	TechnipFMC plc	3,077

		37,081

	Pipelines (0.4%)
599,561	Kinder Morgan, Inc.	11,997
126,773	ONEOK, Inc.	8,854
372,960	Williams Companies, Inc.	10,711

		31,562

	Total Energy	394,672

PORTFOLIO OF INVESTMENTS (continued)	7
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Financial (17.1%)
	Banks (6.1%)
2,766,306	Bank of America Corp.(b)	$76,322
270,522	Bank of New York Mellon Corp.	13,642
235,175	BB&T Corp.	10,943
724,184	Citigroup, Inc.	45,059
141,793	Citizens Financial Group, Inc.	4,608
48,967	Comerica, Inc.	3,590
237,053	Fifth Third Bancorp	5,979
50,744	First Republic Bank	5,098
105,474	Goldman Sachs Group, Inc.	20,250
322,372	Huntington Bancshares, Inc.	4,088
1,008,341	JPMorgan Chase & Co.(b)	102,074
310,681	KeyCorp	4,893
42,662	M&T Bank Corp.	6,699
399,888	Morgan Stanley	16,875
67,263	Northern Trust Corp.(d)	6,081
139,699	PNC Financial Services Group, Inc.	17,136
313,449	Regions Financial Corp.	4,435
116,613	State Street Corp.	7,674
136,505	SunTrust Banks, Inc.	8,088
16,194	SVB Financial Group(a)	3,601
463,360	U.S. Bancorp	22,329
1,260,936	Wells Fargo & Co.	60,929
57,327	Zions Bancorp	2,603

		452,996

	Diversified Financial Services (4.0%)
16,050	Affiliated Managers Group, Inc.	1,719
14,036	Alliance Data Systems Corp.	2,456
212,974	American Express Co.	23,278
41,730	Ameriprise Financial, Inc.	5,346
37,474	BlackRock, Inc.	16,015
144,094	Capital One Financial Corp.	11,771
34,550	CBOE Holdings, Inc.	3,297
365,326	Charles Schwab Corp.	15,621
110,176	CME Group, Inc.	18,133
101,134	Discover Financial Services	7,197
75,853	E*trade Financial Corp.	3,522
90,889	Franklin Resources, Inc.	3,012
175,065	Intercontinental Exchange, Inc.	13,329
122,275	Invesco Ltd.	2,361
81,390	Jefferies Financial Group, Inc.	1,529
277,956	Mastercard, Inc. “A”	65,445
35,657	NASDAQ, Inc.	3,120
39,093	Raymond James Financial, Inc.	3,144
201,114	Synchrony Financial	6,416
72,765	T. Rowe Price Group, Inc.	7,285
538,985	Visa, Inc. “A”	84,184
134,214	Western Union Co.	2,479

		300,659

PORTFOLIO OF INVESTMENTS (continued)	8
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Insurance (3.9%)
231,041	AFLAC, Inc.	$11,552
102,218	Allstate Corp.	9,627
267,760	American International Group, Inc.	11,530
73,907	Aon plc	12,616
56,668	Arthur J. Gallagher & Co.	4,426
19,040	Assurant, Inc.	1,807
598,841	Berkshire Hathaway, Inc. “B”(a)	120,301
35,761	Brighthouse Financial, Inc.(a)	1,298
141,174	Chubb Ltd.	19,776
46,655	Cincinnati Financial Corp.	4,008
12,523	Everest Re Group Ltd.	2,704
110,681	Hartford Financial Services Group, Inc.	5,503
62,912	Lincoln National Corp.	3,693
84,198	Loews Corp.	4,036
155,550	Marsh & McLennan Companies, Inc.	14,606
294,795	MetLife, Inc.	12,549
79,707	Principal Financial Group, Inc.	4,000
179,811	Progressive Corp.	12,962
125,951	Prudential Financial, Inc.	11,572
31,350	Torchmark Corp.	2,569
81,123	Travelers Companies, Inc.	11,127
66,090	Unum Group	2,236
39,787	Willis Towers Watson plc	6,989

		291,487

	Real Estate (0.1%)
96,206	CBRE Group, Inc. “A”(a)	4,757

	REITS (3.0%)
34,717	Alexandria Real Estate Equities, Inc.	4,949
135,851	American Tower Corp.	26,771
48,334	Apartment Investment & Management Co. “A”	2,431
42,657	AvalonBay Communities, Inc.	8,563
47,592	Boston Properties, Inc.	6,372
127,980	Crown Castle International Corp.	16,381
64,002	Digital Realty Trust, Inc.	7,616
110,630	Duke Realty Corp.	3,383
25,659	Equinix, Inc.	11,628
113,930	Equity Residential	8,581
20,226	Essex Property Trust, Inc.	5,850
39,201	Extra Space Storage, Inc.	3,995
22,903	Federal Realty Investment Trust	3,157
147,132	HCP, Inc.	4,605
227,894	Host Hotels & Resorts, Inc.	4,307
88,194	Iron Mountain, Inc.	3,127
129,779	Kimco Realty Corp.	2,401
32,545	Macerich Co.	1,411
35,071	Mid-America Apartment Communities, Inc.	3,834
194,132	ProLogis, Inc.	13,968
46,214	Public Storage	10,065
93,549	Realty Income Corp.	6,882
51,584	Regency Centers Corp.	3,481
34,674	SBA Communications Corp.(a)	6,923
95,149	Simon Property Group, Inc.	17,337
25,779	SL Green Realty Corp.	2,318
84,922	UDR, Inc.	3,861
109,685	Ventas, Inc.	6,999
53,412	Vornado Realty Trust	3,602
118,980	Welltower, Inc.	9,233
229,914	Weyerhaeuser Co.	6,056

		220,087

	Savings & Loans (0.0%)
121,088	People’s United Financial, Inc.	1,991

	Total Financial	1,271,977

PORTFOLIO OF INVESTMENTS (continued)	9
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Industrial (9.1%)
	Aerospace/Defense (2.4%)
132,918	Arconic, Inc.	$2,540
161,813	Boeing Co.	61,719
83,441	General Dynamics Corp.	14,125
36,327	Harris Corp.	5,802
24,426	L3 Technologies, Inc.	5,041
75,716	Lockheed Martin Corp.	22,727
52,272	Northrop Grumman Corp.	14,092
86,888	Raytheon Co.	15,821
14,987	TransDigm Group, Inc.(a)	6,804
249,626	United Technologies Corp.	32,174

		180,845

	Building Materials (0.3%)
43,128	Fortune Brands Home & Security, Inc.	2,053
281,073	Johnson Controls International plc	10,383
19,184	Martin Marietta Materials, Inc.	3,859
90,685	Masco Corp.	3,565
40,658	Vulcan Materials Co.	4,814

		24,674

	Electrical Components & Equipment (0.3%)
69,961	AMETEK, Inc.	5,804
189,290	Emerson Electric Co.	12,961

		18,765

	Electronics (1.3%)
97,823	Agilent Technologies, Inc.	7,863
29,082	Allegion plc	2,638
91,801	Amphenol Corp. “A”	8,670
41,715	FLIR Systems, Inc.	1,985
90,693	Fortive Corp.	7,608
37,353	Garmin Ltd.	3,225
224,532	Honeywell International, Inc.	35,683
57,819	Keysight Technologies, Inc.(a)	5,042
7,639	Mettler-Toledo International, Inc.(a)	5,523
34,038	PerkinElmer, Inc.	3,280
104,353	TE Connectivity Ltd.	8,426
22,024	Waters Corp.(a)	5,544

		95,487

	Engineering & Construction (0.1%)
42,799	Fluor Corp.	1,575
36,081	Jacobs Engineering Group, Inc.	2,713

		4,288

	Environmental Control (0.3%)
48,334	Pentair plc	2,151
66,262	Republic Services, Inc.	5,326
120,074	Waste Management, Inc.	12,477

		19,954

	Hand/Machine Tools (0.1%)
17,125	Snap-on, Inc.	2,680
46,614	Stanley Black & Decker, Inc.	6,348

		9,028

	Machinery-Construction & Mining (0.3%)
177,249	Caterpillar, Inc.	24,015

PORTFOLIO OF INVESTMENTS (continued)	10
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Machinery-Diversified (0.7%)
44,582	Cummins, Inc.	$7,038
98,084	Deere & Co.	15,678
44,625	Dover Corp.	4,186
40,342	Flowserve Corp.	1,821
36,796	Rockwell Automation, Inc.	6,456
31,909	Roper Technologies, Inc.	10,912
43,009	Wabtec Corp.	3,170
55,337	Xylem, Inc.	4,374

		53,635

	Miscellaneous Manufacturers (1.5%)
177,328	3M Co.	36,845
43,889	A.O. Smith Corp.	2,340
130,460	Eaton Corp. plc	10,510
2,680,800	General Electric Co.	26,781
92,965	Illinois Tool Works, Inc.	13,343
74,582	Ingersoll-Rand plc	8,051
39,847	Parker-Hannifin Corp.	6,839
72,277	Textron, Inc.	3,662

		108,371

	Packaging & Containers (0.2%)
102,931	Ball Corp.	5,956
29,124	Packaging Corp. of America	2,894
48,133	Sealed Air Corp.	2,217
78,620	WestRock Co.	3,015

		14,082

	Shipbuilding (0.0%)
12,790	Huntington Ingalls Industries, Inc.	2,650

	Transportation (1.6%)
42,076	C.H. Robinson Worldwide, Inc.	3,660
238,635	CSX Corp.	17,855
52,770	Expeditors International of Washington, Inc.	4,005
73,966	FedEx Corp.	13,418
26,708	J.B. Hunt Transport Services, Inc.	2,705
31,177	Kansas City Southern	3,616
82,370	Norfolk Southern Corp.	15,394
222,623	Union Pacific Corp.	37,223
214,350	United Parcel Service, Inc. “B”	23,952

		121,828

	Total Industrial	677,622

	Technology (16.2%)
	Computers (5.2%)
196,314	Accenture plc “A”	34,555
1,379,510	Apple, Inc.(b)	262,038
177,204	Cognizant Technology Solutions Corp. “A”	12,839
82,620	DXC Technology Co.	5,313
44,667	Fortinet, Inc.(a)	3,751
424,055	Hewlett Packard Enterprise Co.	6,543
472,268	HP, Inc.	9,176
274,042	International Business Machines Corp.	38,667
76,061	NetApp, Inc.	5,274
78,958	Seagate Technology plc	3,781
89,570	Western Digital Corp.	4,305

		386,242

	Office/Business Equipment (0.0%)
61,554	Xerox Corp.	1,969

PORTFOLIO OF INVESTMENTS (continued)	11
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Semiconductors (3.8%)
271,317	Advanced Micro Devices, Inc.(a)	$6,924
113,421	Analog Devices, Inc.	11,940
292,375	Applied Materials, Inc.	11,596
121,983	Broadcom, Inc.	36,681
1,384,891	Intel Corp.	74,369
10,929	IPG Photonics Corp.(a)	1,659
50,876	KLA-Tencor Corp.	6,075
46,992	Lam Research Corp.	8,412
84,190	Maxim Integrated Products, Inc.	4,476
72,976	Microchip Technology, Inc.	6,054
345,241	Micron Technology, Inc.(a)	14,269
186,650	NVIDIA Corp.	33,515
37,812	Qorvo, Inc.(a)	2,712
372,720	QUALCOMM, Inc.	21,256
53,605	Skyworks Solutions, Inc.	4,421
289,013	Texas Instruments, Inc.	30,656
77,962	Xilinx, Inc.	9,885

		284,900

	Software (7.2%)
235,228	Activision Blizzard, Inc.	10,710
150,200	Adobe, Inc.(a)	40,027
50,266	Akamai Technologies, Inc.(a)	3,605
25,801	ANSYS, Inc.(a)	4,714
67,448	Autodesk, Inc.(a)	10,510
35,565	Broadridge Financial Solutions, Inc.	3,688
86,306	Cadence Design Systems, Inc.(a)	5,481
99,890	Cerner Corp.(a)	5,715
38,532	Citrix Systems, Inc.	3,840
92,262	Electronic Arts, Inc.(a)	9,377
99,443	Fidelity National Information Services, Inc.	11,247
120,587	Fiserv, Inc.(a)	10,645
79,786	Intuit, Inc.	20,857
23,766	Jack Henry & Associates, Inc.	3,297
2,362,730	Microsoft Corp.(b)	278,660
25,971	MSCI, Inc.	5,164
784,717	Oracle Corp.	42,147
98,420	Paychex, Inc.	7,893
54,433	Red Hat, Inc.(a)	9,945
235,591	salesforce.com, Inc.(a)	37,310
46,093	Synopsys, Inc.(a)	5,308
34,906	Take-Two Interactive Software, Inc.(a)	3,294

		533,434

	Total Technology	1,206,545

PORTFOLIO OF INVESTMENTS (continued)	12
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Shares	Security	Market Value (000)
	Utilities (3.3%)
	Electric (3.1%)
203,963	AES Corp.	$3,688
72,623	Alliant Energy Corp.	3,423
75,345	Ameren Corp.	5,542
151,915	American Electric Power Co., Inc.	12,723
154,349	CenterPoint Energy, Inc.	4,738
87,272	CMS Energy Corp.	4,847
98,878	Consolidated Edison, Inc.	8,386
246,149	Dominion Energy, Inc.	18,870
56,028	DTE Energy Co.	6,989
223,887	Duke Energy Corp.	20,150
100,344	Edison International	6,213
58,386	Entergy Corp.	5,583
78,411	Evergy, Inc.	4,552
97,624	Eversource Energy	6,926
298,647	Exelon Corp.	14,971
155,102	FirstEnergy Corp.	6,454
147,257	NextEra Energy, Inc.	28,468
86,533	NRG Energy, Inc.	3,676
34,531	Pinnacle West Capital Corp.	3,300
222,023	PPL Corp.	7,047
155,662	Public Service Enterprise Group, Inc.	9,248
84,397	Sempra Energy	10,622
318,615	Southern Co.	16,466
97,147	WEC Energy Group, Inc.	7,682
158,346	Xcel Energy, Inc.	8,901

		229,465

	Gas (0.1%)
35,996	Atmos Energy Corp.	3,705
114,726	NiSource, Inc.	3,288

		6,993

	Water (0.1%)
55,658	American Water Works Co., Inc.	5,803

	Total Utilities	242,261

	Total Common Stocks (Cost: $3,231,938)	7,273,652

	MONEY MARKET INSTRUMENTS (2.2%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.0%)
150,139,804	Northern Institutional Funds—U.S. Government Portfolio, 2.28%(e),(f)	150,140

Principal Amount (000)		Coupon Rate	Maturity
	U.S. TREASURY SECURITIES (0.2%)
	Bills
$12,955	U.S. Treasury Bills(g),(h)	2.47%	7/18/19	12,863

	Total Money Market Instruments (Cost: $163,001)			163,003

Number of Shares
	SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.0%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.0%)
1,586,250	HSBC US Government Class I Money Market, 2.41%(e)	1,586

	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned (Cost: $1,586)	1,586

	Total Investments (Cost: $3,396,525)	$7,438,241

PORTFOLIO OF INVESTMENTS (continued)	13
USAA S&P 500 Index Fund
March 31, 2019 (unaudited)

Number of Contracts		Expiration Date	Notional Amount (000)	Contract Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	FUTURES (2.3%)
	LONG FUTURES
	Equity Contracts
1,192	E-mini S&P 500 Index Futures	6/21/2019	165,281USD	$169,133	$3,852

	Total Futures			$169,133	$3,852

($ in 000s)	VALUATION HIERARCHY

Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common stocks	$7,273,652	$—	$—	$7,273,652
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	150,140	—	—	150,140
U.S. Treasury Securities	12,863	—	—	12,863
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market Funds	1,586	—	—	1,586
Futures(1)	3,852	—	—	3,852

Total	$7,442,093	$—	$—	$7,442,093

(1)	Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

The Portfolio of Investments uses the Bloomberg Industry Classification System (BICS), which may differ from the Fund’s compliance classification.

At March 31, 2019, the Fund did not have any transfers into/out of Level 3.

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2019 (unaudited)

GENERAL NOTES

A. Security valuation – USAA MUTUAL FUNDS TRUST (the Trust)’s Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the USAA S&P 500 Index Fund (the Fund)’s valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3. Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask prices closest to the last reported sale price.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service’s judgment, these prices are readily available and are representative of the security’s market value. For many securities,

14   |   USAA S&P 500 Index Fund

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.

Fair value methods used by the Committee and USAA Asset Management Company (the Manager) include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager’s own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments   |   15

C. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $7,443,340,000 at March 31, 2019 and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REITs

Real estate investment trust – Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)	Non-income-producing security.

(b)	Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2019.

(c)	The security, or a portion thereof, was out on loan as of March 31, 2019.

(d)	Northern Trust Corp. is the parent to Northern Trust Investments, Inc. (NTI), which is the subadviser of the Fund.

(e)	Rate represents the money market fund annualized seven-day yield at March 31, 2019.

(f)	NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds - U.S. Government Portfolio.

(g)	Rate represents an annualized yield at time of purchase, not a coupon rate.

(h)	Security with a value of $12,863,000 is segregated as collateral for initial margin requirements on open futures contracts.

16   |   USAA S&P 500 Index Fund